Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software, net
Property, Equipment and Software, net
8.	Property, Equipment and Software, net

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Building and decoration	3,676,626	3,875,063
Leasehold improvements	287,510	304,365
Furniture, fixtures, office and other equipment	339,791	379,938
Vehicles	98,651	102,823
Servers and computers	5,417,716	6,018,709
Software	237,550	344,410
Construction in progress	653,239	1,587,413
	10,711,083	12,612,721

Less: accumulated depreciation	(5,277,225)	(6,270,391)

Net book value	5,433,858	6,342,330

Depreciation expense was RMB1,113.0 million, RMB928.5 million and RMB1,127.2 million for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, the construction in progress balance were mainly comprised of construction of buildings in Shanghai and Hangzhou that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.